OTHER ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
OTHER ASSETS [Abstract]
Deposits	$ 3,715	$ 3,087
Prepayments	633	918
Other	891	829
Other Assets	$ 5,239	$ 4,834